Fair Value Measurements (Details) - Schedule of fair value hierarchy of valuation inputs - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments held in Trust Account:
Money Market investments	$ 174,247,973	$ 174,230,428
Liabilities
Warrant liabilities – Public Warrants	3,622,500	5,175,000
Warrant liabilities – Private Placement Warrants	1,937,250	2,798,250
Level 1 [Member]
Investments held in Trust Account:
Money Market investments	174,247,973	174,230,428
Liabilities
Warrant liabilities – Public Warrants	3,622,500	5,175,000
Warrant liabilities – Private Placement Warrants
Level 2 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liabilities – Public Warrants
Warrant liabilities – Private Placement Warrants
Level 3 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liabilities – Public Warrants
Warrant liabilities – Private Placement Warrants	$ 1,937,250	$ 2,798,250